T. Rowe Price
--------------------------------------------------------------------------------
                                 Annual Report
                                 Balanced Fund
--------------------------------------------------------------------------------
                                December 31, 1999
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
================================================================================
BALANCED FUND
-------------

     * Both U.S. and foreign economies advanced, prompting the Federal Reserve to raise interest rates three times.

     * Your fund's 6- and 12-month gains outpaced its Lipper peer group and reflected its diversified approach.

     * Selected technology and foreign equities advanced while health care stocks sagged and bonds were flat to lower.

     * Equities rose as a percentage of assets, but we may reduce them in coming months.

     * The economic environment is positive, although some market volatility would not be unexpected.

================================================================================
UPDATES AVAILABLE
-----------------

     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

================================================================================

FELLOW SHAREHOLDERS
-------------------

     The equity markets advanced strongly, if narrowly, during 1999, while high-quality bonds struggled against rising interest rates. International markets also recovered from previous weakness, leading to good performance for foreign equities. Your fund largely benefited from these trends and posted good performance for investors.

     PERFORMANCE COMPARISON
     ----------------------

     Periods Ended 12/31/99        6 Months          12 Months
     ----------------------        --------          ---------

     Balanced Fund                    4.44%             10.26%
     Merrill Lynch - Wilshire
     Capital Market Index             7.69              16.03
     Lipper Balanced Fund Index       2.64               8.98
     Combined Index Portfolio *       6.27              12.60

* An unmanaged portfolio of 50% domestic stocks (S&P 500), 40% bonds (Lehman Aggregate Index), and 10% international stocks (MSCI EAFEIndex).

================================================================================

In the six months ended December 31, 1999, your fund posted a solid return of 4.44%, which contributed to a 10.26% result for the year. These results trailed returns for the Merrill Lynch -- Wilshire Capital Market Index and our internally generated benchmark, the Combined Index Portfolio. Over time, these indexes have gained increasing exposure to high-growth stocks, and benefited particularly from their advance in 1999. Conversely, we significantly outperformed the Lipper Balanced Fund Index primarily because the funds included in that benchmark have more exposure to traditional value stocks, which lagged sharply during the year. As is often the case, our broadly diversified approach produced an attractive return that outperformed some benchmarks but trailed others.

YEAR-END DISTRIBUTIONS
----------------------

     On December 14, 1999, your Board of Directors declared a quarterly income dividend of $0.14 per share and an annual long-term capital gain distribution of $0.23 per share to shareholders of record on that date. Both were paid on December 16. You should already have received your check or statement reflecting these distributions, as well as Form 1099-DIV summarizing this information for 1999 tax purposes.

MARKET ENVIRONMENT
------------------

     The equity market produced significant drama for investors in 1999. The Standard & Poor's 500 Stock Index produced its fifth annual gain above 20%, and several markets, including the Dow Jones Industrial Average and the Nasdaq, reached record levels. However, the market was extremely uneven. While some energy and media stocks performed well, in truth, only high-growth technology and telecommunications firms really soared. Technology performed best, nearly doubling from 1998 levels. Selected parts of the telecom industry also performed very well. The growth of the Internet, and specifically trends favoring wireless access to the Internet, sharply enhanced performance of specialty communications companies. This was especially the case in the year's fourth quarter, in which the S&P 500 gained nearly 15%, almost entirely on the strength of technology stocks and others with very high forecasted earnings growth.

     [Chart showing interest rates for 30-Year Treasury Bond, 5-Year Treasury Note, and 90-day Treasury Bills, 12/31/98 through 120/31/99.]

     Most other sectors fell during the second half of the year, particularly the traditional value areas, such as financials, consumer cyclicals, and non-telephone utilities. Given the good overall performance of the S&P 500, it is surprising to realize how much of the market actually experienced price declines. For example, the median stock in the New York Stock Exchange fell 7.4% in 1999. For these areas of the market, there seemed to be ample bad news. An environment of rising interest rates spurred significant weakness among interest rate-sensitive and dividend-paying stocks, such as financials and utilities. Concern over a resurrection of price controls on drugs hurt pharmaceuticals and cast a pall over the entire health care sector. Investors also seemed concerned that many traditional businesses would not be able to compete with Internet rivals in the years ahead.

     Unlike in past years, the large-cap stock indices did not outshine all other investment areas. For the first time since the early 1990s, small-cap stocks kept pace with their large-cap rivals in 1999. Here, too, stocks with high-growth characteristics strongly outperformed value-oriented investments. Foreign stocks, as represented by the Morgan Stanley Capital International
Europe, Australasia, and Far East (EAFE) Index, also outpaced the domestic market for the first time since 1994. Japanese stocks posted especially good returns, and a number of other Asian markets rallied strongly. In local currency, Europe produced gains in excess of 30%, although a declining euro dampened those returns for U.S. investors.

     The domestic bond markets were dominated by rising interest rates over the year, as labor markets continued to tighten and prices in some areas of the economy rose modestly. Although rampant inflation did not materialize, as some investors feared, strong economic and market gains in the U.S. and overseas prompted the Federal Reserve to raise the federal funds target rate three times in the summer and fall.

     Investors largely anticipated the Fed's actions, pushing rates up sharply across all maturities. On December 31, the yield on the bellwether 30-year Treasury bond reached 6.46%. In advance of the year 2000 changeover, the bond market also experienced some illiquidity as many large-scale investors postponed major buying and selling decisions. As a result, bonds overall experienced their worst year since 1994, although higher-yielding areas of the market, notably corporate bonds and mortgages, weathered the environment better.

ASSET ALLOCATION
----------------

     Over the past six months, fund exposure to domestic equities stayed the same, at 50%. However, good performance among our international equities, particularly compared with our bond holdings, raised their portfolio allocation to 14% from 11% on June 30. As a result, total equity exposure now stands at 64%. This is higher than the 60% weighting we consider neutral. Reserves declined during the period as we invested opportunistically in certain equities, while our allocations among Treasuries, corporates, and mortgage-backed bonds changed very little. Given that interest rates have risen significantly and equity valuations are high, we will likely move back toward a 60% equity target over the coming months, with the proceeds going into the fixed income market.

*******************************************************************************
               [Pie chart,  based on net assets as
               of  12/31/99,  with  the  following
               segments -- Corporate  Bonds,  15%;
               Mortgage-Backed   Securities,   6%;
               Large-Cap       Stocks,        50%;
               International Stocks, 14%; Treasury
               and Agency  Bonds,  14%;  Reserves,
               1%.]
*******************************************************************************

PORTFOLIO HIGHLIGHTS
--------------------

     A consistent theme emerged in our portfolio this year: while we did not enjoy many of the more extreme performances in the market, we had enough winners in many different areas to produce good overall returns. For example, the fund was underweighted in technology stocks compared with the S&P 500 throughout the year. Good performance in 1998 saddled many stocks in this sector with what we considered to be high valuations, which quickly soared to excessive levels in 1999. We declined to chase these aggressively valued companies, even though, as new technology stocks were regularly added, they began to take up an increasingly large portion of the S&P. This is a key reason the fund's domestic equity portion trailed the S&P's performance.

     However, we did own several technology businesses that rallied, particularly in the second half. Sun Microsystems, which makes servers that host most of the Web pages used by e-commerce companies, was up nearly 125% in the past six months. Oracle, which provides the leading database program used to track on-line transactions, rose almost 290% in 1999, most of which came in the second half. Semiconductor stock Analog Devices also enjoyed a huge gain. After June 30, the fund's technology holdings rose almost 43%.

     A similar situation existed among our international holdings, where returns trailed the EAFE's strong gains largely because we were underweighted in Japan. Yet this segment of the portfolio saw some superb gains and provided a solid enhancement to overall returns. The fund's best international holding in the past six months was Ericsson , the Swedish telecommunications equipment supplier. This stock doubled, refle cting the exuberance regarding the wireless sector. Sony, the Japanese consumer electronics company, almost tripled as news emerged of a sophisticated new video game system with many PC-like features.

     The fund did not escape losses, however. One particularly disappointing sector was health care. Our holdings in American Home Products fell 30% as the company struggled to find a strategy that would raise earnings growth per share. Medical products companies in general struggled with the prospect of increasing governmental intervention and renewed political rhetoric as the presidential election season heated up.

     The bond market environment of the last six and 12 months was difficult for high-quality bonds, such as U.S. Treasuries and investment-grade corporate bonds, but less so for mortgage-backed securities. Across both government and corporate bonds, long maturity bonds significantly underperformed those in the intermediate range as interest rates rose. High-yield bonds, on the other hand, performed best, despite their generally modest results. Their generous coupon income and short durations helped protect them from the effects of rate increases, while the strong economy helped buttress their credit quality. (Duration is a measure of interest rate sensitivity where higher, or "longer," numbers reflect a greater potential negative response to a rise in rates,and vice versa.)

     The fourth quarter also saw a strong rally in the corporate sector as market liquidity began to return following a period of heavy supply and decreasing demand in late summer. This rally helped corporate bonds outperform government bonds. Investment-grade financial securities were the top-performing corporates for the year; their shorter duration helped them maintain principal better than longer duration sectors such as industrials during 1999's rising interest rate environment. Finally, mortgage-backed securities outperformed most other sectors in both periods, because they are less sensitive to interest rates than Treasuries and have topnotch credit quality.

BOND PORTFOLIO PROFILE
----------------------
     Weighted Average Effective Duration (years)    5.4
     Weighted Average Maturity (years)              9.3
     Weighted Average Quality *                      AA

     *    Based on T. Rowe Price research.

     With rising rates threatening bond performance, we became somewhat more defensive and shortened the duration of the portfolio in the second half of the year. The portfolio's average credit quality remained high at AA, the same as six months earlier, although we took steps to limit our credit quality risk by trimming some of the less-liquid names from the portfolio earlier in the year.

OUTLOOK
-------

     We do not expect inflation or long-term interest rates to rise significantly from current levels, although at least one Fed rate hike appears likely in the first half of 2000. Given the Fed's proactive stance and the positive influence of technological advancements, including the Internet, we expect the economy to continue to grow and inflation to remain at 3% or lower. These developments would ultimately be beneficial to the financial markets, but would likely spark some interest rate-related volatility. Considering how costly some sectors of the U.S. stock market are, we think a cautious approach is warranted, but we think such volatility could provide some opportunity for us to purchase more growth companies, particularly technology firms, at reduced prices.

Respectfully submitted,

/s/

Richard T. Whitney
Chairman of the Investment Advisory Committee
January 25, 2000

================================================================================


T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
LARGEST HOLDINGS
----------------

                                Percent of
                                Net Assets
                                  12/31/99
                                  --------
STOCKS
------
GE                                   1.9%

Oracle                               1.1

Lucent Technologies                  1.0

SBCCommunications                    0.9

Intel                                0.9

Citigroup                            0.9

Exxon Mobil                          0.8

American International Group         0.8

Hewlett-Packard                      0.7

Sun Microsystems                     0.6
-------------------------------------------
Total                                9.6%

BONDS
-----
U.S. Treasury                       12.0%

Ginnie Mae                           4.9

Fannie Mae                           3.0

Federal Home Loans                   0.5

Time Warner                          0.3

Anheuser-Busch                       0.3

Comcast Cable                        0.3

Atlantic Richfield                   0.3

Distribution Financial
Services Marine Trust                0.3

Quantas Air                          0.3
-------------------------------------------
Total                               22.2%

Note: Table excludes reserves.

================================================================================

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
----------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[SEC chart for Balanced Fund shown here.]

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

  Periods Ended 12/31/99                  1 Year3 Years      5 Years    10 Years
  ----------------------                  -------------      -------    --------

  Balanced Fund                          10.26%15.01%         16.83%      13.03%

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
                 For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------

                                    Year
                                   Ended
                                12/31/99  12/31/98  12/31/97  12/31/96  12/31/95
                                --------  --------  --------  --------  --------

NET ASSET VALUE
Beginning of period             $ 18.59   $ 16.54   $ 14.48   $ 13.22  $ 11.14

Investment activities
    Net investment income (loss)   0.53      0.53      0.53      0.51     0.48

    Net realized and
    unrealized gain (loss)         1.34      2.08      2.18      1.38     2.24

    Total from
    investment activities          1.87      2.61      2.71      1.89     2.72

Distributions

    Net investment income         (0.54)    (0.52)    (0.53)    (0.50)    (0.47)

    Net realized gain             (0.23)    (0.04)    (0.12)    (0.13)    (0.17)

    Total distributions           (0.77)    (0.56)    (0.65)    (0.63)    (0.64)

NET ASSET VALUE
End of period                   $ 19.69   $ 18.59   $ 16.54   $ 14.48   $ 13.22

--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------

TOTAL RETURN*                     10.26%    15.97%    18.97%    14.57%    24.88%
------------
Ratio of total expenses to
average net assets                 0.79%     0.78%     0.81%     0.87%     0.95%
--------------------------------------------------------------------------------
Ratio of net investmentincome
(loss) to average net assets       2.80%     3.04%     3.36%     3.70%     3.87%
--------------------------------------------------------------------------------
Portfolio turnover rate            20.7%     12.5%     15.5%     22.3%     12.6%
--------------------------------------------------------------------------------
Net assets, end of period
(in millions)                   $ 2,091   $ 1,650   $ 1,219     $ 876     $ 608
--------------------------------------------------------------------------------
* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
                                                               December 31, 1999

PORTFOLIO OF INVESTMENTS
------------------------
                                                         Shares/Par       Value

                                                                In thousands
                                                                ------------
COMMON=STOCKS==63.6%============================================================

FINANCIAL==9.5%=================================================================

BANK AND TRUST  4.0%
--------------------
Abbey National (GBP)                                     124,000      $  1,982
--------------------------------------------------------------------------------
ABN Amro (EUR)                                            40,000           999
--------------------------------------------------------------------------------
Australia & New Zealand Banking ADR                       21,500           770
--------------------------------------------------------------------------------
Banca Commerciale Italiana (EUR)                         210,000         1,142
--------------------------------------------------------------------------------
Banco de Bilbao Vizcaya ADR                              180,000         2,554
--------------------------------------------------------------------------------
Banco Frances del Rio de la Plata ADR                     34,500           817
--------------------------------------------------------------------------------
Bank of America                                          191,637         9,618
--------------------------------------------------------------------------------
Bank of New York                                         100,000         4,000
--------------------------------------------------------------------------------
Bank One                                                 143,397         4,598
--------------------------------------------------------------------------------
Bankgesellschaft Berlin (EUR)                             57,000           947
--------------------------------------------------------------------------------
Barclay's (GBP)                                          101,278         2,915
--------------------------------------------------------------------------------
Chase Manhattan                                          110,080         8,552
--------------------------------------------------------------------------------
DBS Group Holdings (SGD)                                  40,937           671
--------------------------------------------------------------------------------
Deutsche Bank (EUR) *                                     18,700         1,577
--------------------------------------------------------------------------------
Dresdner Bank (EUR) *                                     20,200         1,119
--------------------------------------------------------------------------------
First Union                                              101,919         3,344
--------------------------------------------------------------------------------
FirStar                                                   29,901           632
--------------------------------------------------------------------------------

Fleetboston Financial                                     77,341         2,692
--------------------------------------------------------------------------------
Grupo Financiero Bancomer ADR, (144a)                     20,000           162
--------------------------------------------------------------------------------
KBC Bancassurance Holding (EUR)                           25,000         1,347
--------------------------------------------------------------------------------
KeyCorp                                                  100,000         2,212
--------------------------------------------------------------------------------
Mediobanca (EUR)                                         125,100         1,277
--------------------------------------------------------------------------------
Mellon Financial                                         155,000         5,280
--------------------------------------------------------------------------------
Overseas Chinese Bank (SGD)                               33,810           311
--------------------------------------------------------------------------------
Societe Generale (EUR)                                    11,790         2,743
--------------------------------------------------------------------------------
State Street                                              25,000         1,827
--------------------------------------------------------------------------------
Sumitomo Bank (JPY)                                      140,000         1,917
--------------------------------------------------------------------------------
Svenska Handelsbanken (Series A) (SEK) *                  78,000           981
--------------------------------------------------------------------------------
U.S. Bancorp                                             128,952         3,071
--------------------------------------------------------------------------------
UBS (CHF) *                                               16,089         4,345
--------------------------------------------------------------------------------
Washington Mutual                                         60,000         1,560
--------------------------------------------------------------------------------
Wells Fargo                                              180,000         7,279
--------------------------------------------------------------------------------
Westpac Banking (EUR)                                     90,000        $  621
--------------------------------------------------------------------------------
                                                                        83,862
                                                                    ----------
INSURANCE  2.0%
---------------
ACE Limited                                              160,000         2,670
--------------------------------------------------------------------------------
Aegon                                                     24,990         2,387
--------------------------------------------------------------------------------
Allied Zurich (GBP)                                      160,000         1,883
--------------------------------------------------------------------------------
American General                                          48,000         3,642
--------------------------------------------------------------------------------
American International Group                             152,156        16,452
--------------------------------------------------------------------------------
Conseco                                                   31,213           558
--------------------------------------------------------------------------------
Horace Mann Educators                                     20,400           400
--------------------------------------------------------------------------------

Marsh & McLennan                                           6,900           660
--------------------------------------------------------------------------------
Medical Assurance *                                       30,027           636
--------------------------------------------------------------------------------
MGIC Investment                                           23,200         1,397
--------------------------------------------------------------------------------
Progressive                                                4,200           307
--------------------------------------------------------------------------------
St. Paul                                                  86,000         2,897
--------------------------------------------------------------------------------
Sumitomo Marine & Fire Insurance (JPY)                   175,000         1,079
--------------------------------------------------------------------------------
Torchmark                                                 78,600         2,284
--------------------------------------------------------------------------------
Unumprovident                                            100,000         3,206
--------------------------------------------------------------------------------
XL Capital (Class A)                                      50,000         2,594
--------------------------------------------------------------------------------
                                                                        43,052
                                                                    ----------
FINANCIAL SERVICES  3.5%
------------------------
A.G. Edwards                                              20,212           648
--------------------------------------------------------------------------------
AMBAC                                                     22,200         1,159
--------------------------------------------------------------------------------
American Express                                          52,600         8,745
--------------------------------------------------------------------------------
Associates First Capital (Class A)                        90,938         2,495
--------------------------------------------------------------------------------
AXA (EUR)                                                 20,600         2,872
--------------------------------------------------------------------------------
Citigroup                                                327,034        18,171
--------------------------------------------------------------------------------
Countrywide Credit                                        63,925         1,614
--------------------------------------------------------------------------------
Fannie Mae                                                78,000         4,870
--------------------------------------------------------------------------------
Freddie Mac                                               48,600         2,287
--------------------------------------------------------------------------------
Goldman Sachs Group                                       25,000         2,355
--------------------------------------------------------------------------------
Household International                                   72,000         2,682
--------------------------------------------------------------------------------
HSBC Holdings (HKD)                                      343,092         4,755
--------------------------------------------------------------------------------
ING Groep (EUR)                                           51,674         3,120
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter                                69,800         9,964
--------------------------------------------------------------------------------

Pearson (GBP)                                            150,000         4,882
--------------------------------------------------------------------------------
Per Se Technologies *                                      4,866            41
--------------------------------------------------------------------------------
Unidanmark (Class A) (DKK)                                20,000         1,407
--------------------------------------------------------------------------------
Waddell & Reed Financial (Class A)                         4,472        $  121
--------------------------------------------------------------------------------
Waddell & Reed Financial (Class B)                        19,249           484
--------------------------------------------------------------------------------
                                                                        72,672
                                                                    ----------
Total Financial                                                        199,586
--------------------------------------------------------------------------------

UTILITIES==6.3%=================================================================

TELEPHONE  4.9%
---------------
ALLTEL                                                    80,000         6,615
--------------------------------------------------------------------------------
AT&T                                                     254,963        12,939
--------------------------------------------------------------------------------
Bell Atlantic                                            118,600         7,301
--------------------------------------------------------------------------------
BellSouth                                                204,000         9,550
--------------------------------------------------------------------------------
British Telecommunications ADR                            21,600         5,141
--------------------------------------------------------------------------------
Cable & Wireless ADR                                      37,288         1,086
--------------------------------------------------------------------------------
Compania de Telecomunicaciones de Chile
       (Class A) ADR                                      17,000           310
--------------------------------------------------------------------------------
COMSAT                                                     2,211            44
--------------------------------------------------------------------------------
GTE *                                                    113,800         8,030
--------------------------------------------------------------------------------
Nippon Telegraph & Telephone (JPY)                           168         2,878
--------------------------------------------------------------------------------
SBC Communications                                       386,740        18,854
--------------------------------------------------------------------------------
Sprint                                                   101,800         6,852
--------------------------------------------------------------------------------
Telebras ADR                                              20,000         2,570
--------------------------------------------------------------------------------
Telecom Corporation of New Zealand (NZD)                 520,000         2,445
--------------------------------------------------------------------------------

Telecom Italia (EUR)                                     317,220         4,474
--------------------------------------------------------------------------------
Telecom Italia Mobile (EUR)                              571,000         6,379
--------------------------------------------------------------------------------
Telefonica de Espana ADR *                                38,201         3,011
--------------------------------------------------------------------------------
Telefonos de Mexico (Class L) ADR                         30,000         3,375
--------------------------------------------------------------------------------
Telekom Malaysia (MYR)                                       200             1
--------------------------------------------------------------------------------
U S West                                                  20,546         1,479
--------------------------------------------------------------------------------
                                                                       103,334
                                                                    ----------
ELECTRIC UTILITIES  1.4%
------------------------
Consolidated Edison                                       48,200         1,663
--------------------------------------------------------------------------------
Duke Energy                                               70,115         3,515
--------------------------------------------------------------------------------
Edison International                                     104,000         2,723
--------------------------------------------------------------------------------
Electrabel (EUR)                                           3,100         1,015
--------------------------------------------------------------------------------
Empresa Nacional de Electricidad Chile ADR                13,300           189
--------------------------------------------------------------------------------
Endesa ADR                                                48,800           985
--------------------------------------------------------------------------------
Entergy                                                   73,000         1,880
--------------------------------------------------------------------------------
FirstEnergy                                               75,000      $  1,702
--------------------------------------------------------------------------------
FPL Group                                                 25,600         1,096
--------------------------------------------------------------------------------
GPU                                                       75,000         2,245
--------------------------------------------------------------------------------
Hong Kong Electric (HKD)                                 200,000           625
--------------------------------------------------------------------------------
Niagara Mohawk *                                         102,500         1,429
--------------------------------------------------------------------------------
PECO Energy                                               66,000         2,293
--------------------------------------------------------------------------------
PG&E                                                      67,800         1,390
--------------------------------------------------------------------------------
Public Service of New Mexico                              50,000           812
--------------------------------------------------------------------------------
Texas Utilities                                           39,899         1,419
--------------------------------------------------------------------------------
Unicom                                                    68,600         2,298
--------------------------------------------------------------------------------
Veba (EUR)                                                29,700         1,448
--------------------------------------------------------------------------------
                                                                        28,727
                                                                    ----------
Total Utilities                                                        132,061
--------------------------------------------------------------------------------

CONSUMER=NONDURABLES==10.3%=====================================================

COSMETICS  0.3%
---------------
Gillette                                                  45,174         1,861
--------------------------------------------------------------------------------
International Flavors & Fragrances                        11,700           442
--------------------------------------------------------------------------------
Kao (JPY)                                                161,000         4,593
--------------------------------------------------------------------------------
Revlon (Class A) *                                         1,800            14
--------------------------------------------------------------------------------
                                                                         6,910
                                                                    ----------
BEVERAGES  1.1%
---------------
Anheuser-Busch                                            64,000         4,536
--------------------------------------------------------------------------------
Coca-Cola                                                 92,600         5,394
--------------------------------------------------------------------------------
Diageo ADR                                                27,043           865
--------------------------------------------------------------------------------
LVMH (EUR)                                                 9,541         4,274
--------------------------------------------------------------------------------
PepsiCo                                                  204,000         7,191
--------------------------------------------------------------------------------
Starbucks *                                               48,800         1,185
--------------------------------------------------------------------------------
                                                                        23,445
                                                                    ----------
FOOD PROCESSING  1.7%
---------------------
Agribrands International *                                 2,320           107
--------------------------------------------------------------------------------
Bestfoods                                                 65,800         3,459
--------------------------------------------------------------------------------
Cadbury Schweppes ADR                                     63,172         1,528
--------------------------------------------------------------------------------
Carrefour (EUR)                                           12,000         2,213
--------------------------------------------------------------------------------
ConAgra                                                   53,400         1,205
--------------------------------------------------------------------------------
Corn Products International                                8,225           269
--------------------------------------------------------------------------------
Danisco (DKK)                                             16,000           624
--------------------------------------------------------------------------------
Earthgrains                                                5,120         $  83
--------------------------------------------------------------------------------
Eridania Beghin-Say (EUR)                                  8,100           871
--------------------------------------------------------------------------------

General Mills                                            115,000         4,111
--------------------------------------------------------------------------------
Heinz                                                     77,000         3,066
--------------------------------------------------------------------------------
Hershey Foods                                             30,000         1,425
--------------------------------------------------------------------------------
McCormick                                                 10,300           306
--------------------------------------------------------------------------------
Nestle (CHF)                                               1,724         3,158
--------------------------------------------------------------------------------
Quaker Oats                                               80,000         5,250
--------------------------------------------------------------------------------
Ralston Purina                                            69,612         1,940
--------------------------------------------------------------------------------
Sara Lee                                                 165,800         3,658
--------------------------------------------------------------------------------
Unilever N V                                              14,285           778
--------------------------------------------------------------------------------
Universal Foods                                           14,200           289
--------------------------------------------------------------------------------
Whitman                                                    1,100            15
--------------------------------------------------------------------------------
                                                                        34,355
                                                                    ----------
HOSPITAL SUPPLIES/HOSPITAL MANAGEMENT  0.9%
-------------------------------------------
Abbott Laboratories                                      127,200         4,619
--------------------------------------------------------------------------------
Baxter International                                      50,000         3,141
--------------------------------------------------------------------------------
Becton, Dickinson                                         60,000         1,605
--------------------------------------------------------------------------------
Guidant *                                                 42,400         1,993
--------------------------------------------------------------------------------
Health Management (Class A) *                             81,252         1,087
--------------------------------------------------------------------------------
Medtronic                                                 96,000         3,498
--------------------------------------------------------------------------------
Millipore                                                    900            35
--------------------------------------------------------------------------------
Smith & Nephew (GBP)                                     210,000           705
--------------------------------------------------------------------------------
Terumo (JPY)                                              75,000         2,004
--------------------------------------------------------------------------------
                                                                        18,687
                                                                    ----------

PHARMACEUTICALS  4.1%
---------------------
American Home Products                                   153,200         6,042
--------------------------------------------------------------------------------
Amgen *                                                   51,000         3,062
--------------------------------------------------------------------------------
AstraZeneca Group (SEK)                                   40,360         1,707
--------------------------------------------------------------------------------
Bristol-Myers Squibb                                     168,800        10,835
--------------------------------------------------------------------------------
Daiichi Pharmaceutical (JPY)                             115,000         1,496
--------------------------------------------------------------------------------
Eli Lilly                                                 40,000         2,660
--------------------------------------------------------------------------------
Gehe (EUR)                                                13,550           525
--------------------------------------------------------------------------------
Glaxo Wellcome ADR                                        30,400         1,699
--------------------------------------------------------------------------------
Johnson & Johnson                                         51,900         4,833
--------------------------------------------------------------------------------
Merck                                                    175,800        11,790
--------------------------------------------------------------------------------
Novartis (CHF)                                             1,626         2,387
--------------------------------------------------------------------------------
Pfizer                                                   295,200         9,575
--------------------------------------------------------------------------------
Pharmacia & Upjohn                                        80,000      $  3,600
--------------------------------------------------------------------------------
Schering-Plough                                           72,600         3,063
--------------------------------------------------------------------------------
SmithKline Beecham ADR                                   124,800         8,042
--------------------------------------------------------------------------------
Takeda Chemical Industries (JPY)                          84,000         4,152
--------------------------------------------------------------------------------
Warner-Lambert                                           129,000        10,570
--------------------------------------------------------------------------------
                                                                        86,038
                                                                    ----------
BIOTECHNOLOGY  0.0%
-------------------
Covance *                                                  7,500            81
--------------------------------------------------------------------------------
                                                                            81
                                                                    ----------
HEALTH CARE SERVICES  0.5%
--------------------------
Aetna                                                     52,695         2,941
--------------------------------------------------------------------------------
Altana (EUR)                                              12,000           804
--------------------------------------------------------------------------------

CIGNA                                                      8,700           701
--------------------------------------------------------------------------------
IMS Health                                                28,200           767
--------------------------------------------------------------------------------
Olsten                                                     4,118            46
--------------------------------------------------------------------------------
United HealthCare                                         70,600         3,751
--------------------------------------------------------------------------------
                                                                         9,010
                                                                    ----------
MISCELLANEOUS CONSUMER PRODUCTS  1.7%
-------------------------------------
Arctic Cat                                                 2,550            25
--------------------------------------------------------------------------------
Benetton Group (EUR)                                     446,200         1,025
--------------------------------------------------------------------------------
Bridgestone (JPY)                                         69,000         1,520
--------------------------------------------------------------------------------
Burlington Industries *                                   17,700            71
--------------------------------------------------------------------------------
Colgate-Palmolive                                        120,400         7,826
--------------------------------------------------------------------------------
Fortune Brands                                            40,000         1,322
--------------------------------------------------------------------------------
Hasbro                                                   112,500         2,145
--------------------------------------------------------------------------------
Huhtamaki (EUR)                                           10,000           338
--------------------------------------------------------------------------------
Imperial Tobacco Group ADR                                15,750           249
--------------------------------------------------------------------------------
Jones Apparel Group *                                     67,200         1,823
--------------------------------------------------------------------------------
Koninklijke Philips Electronics *                         28,704         3,875
--------------------------------------------------------------------------------
Kuraray (JPY)                                            148,000         1,499
--------------------------------------------------------------------------------
Lion Nathan (NZD)                                        175,000           407
--------------------------------------------------------------------------------
Liz Claiborne                                              1,700            64
--------------------------------------------------------------------------------
Mattel                                                    20,000           263
--------------------------------------------------------------------------------
NIKE (Class B)                                               900            45
--------------------------------------------------------------------------------
Pactiv *                                                     200             2
--------------------------------------------------------------------------------
Philip Morris                                             10,800           250
--------------------------------------------------------------------------------
PPG Industries                                             2,400           150
--------------------------------------------------------------------------------

Procter & Gamble                                          98,800        10,825
--------------------------------------------------------------------------------
Service Corp. International *                             74,600        $  518
--------------------------------------------------------------------------------
Takkt (EUR) *                                             13,550            89
--------------------------------------------------------------------------------
Textron                                                    2,000           153
--------------------------------------------------------------------------------
Tomkins (GBP)                                            300,000           969
--------------------------------------------------------------------------------
Tomkins ADR                                                3,720            55
--------------------------------------------------------------------------------
UST                                                        2,000            50
--------------------------------------------------------------------------------
Yue Yuen Industrial (HKD)                                127,000           302
--------------------------------------------------------------------------------
                                                                        35,860
                                                                    ----------
Total Consumer Nondurables                                             214,386
--------------------------------------------------------------------------------

CONSUMER=SERVICES==7.6%=========================================================

RESTAURANTS  0.0%
-----------------
Applebee's                                                10,600           313
--------------------------------------------------------------------------------
Darden Restaurants                                         6,300           114
--------------------------------------------------------------------------------
Tricon Global Restaurants *                               15,040           581
--------------------------------------------------------------------------------
                                                                         1,008
                                                                    ----------
GENERAL MERCHANDISERS  2.2%
---------------------------
Costco Wholesale *                                       103,400         9,432
--------------------------------------------------------------------------------
Dayton Hudson                                            122,200         8,974
--------------------------------------------------------------------------------
Hussmann                                                     550             8
--------------------------------------------------------------------------------
J.C. Penney                                               44,000           877
--------------------------------------------------------------------------------
JUSCO (JPY)                                               67,000         1,168
--------------------------------------------------------------------------------
Marui (JPY)                                               53,000           792
--------------------------------------------------------------------------------
May Department Stores                                     77,100         2,486
--------------------------------------------------------------------------------
Pinault Printemps Redoute (EUR)                           10,000         2,639

--------------------------------------------------------------------------------
Sears                                                     40,000         1,218
--------------------------------------------------------------------------------
Tesco (GBP)                                              606,429         1,842
--------------------------------------------------------------------------------
TJX                                                      176,000         3,597
--------------------------------------------------------------------------------
Wal-Mart                                                 180,000        12,442
--------------------------------------------------------------------------------
Warnaco Group (Class A)                                   46,100           568
--------------------------------------------------------------------------------
                                                                        46,043
                                                                    ----------
SPECIALTY MERCHANDISERS  2.1%
-----------------------------
Callaway Golf                                             13,000           230
--------------------------------------------------------------------------------
Christian Dior (EUR)                                       7,000         1,735
--------------------------------------------------------------------------------
Circuit City Stores                                      171,800         7,742
--------------------------------------------------------------------------------
CVS                                                       50,000         1,997
--------------------------------------------------------------------------------
Federated Department Stores *                              1,800            91
--------------------------------------------------------------------------------
Gymboree *                                                 8,400         $  48
--------------------------------------------------------------------------------
Heilig-Meyers                                              4,500            12
--------------------------------------------------------------------------------
Home Depot                                                90,300         6,191
--------------------------------------------------------------------------------
Kohl's *                                                  37,200         2,685
--------------------------------------------------------------------------------
Kroger *                                                 200,000         3,775
--------------------------------------------------------------------------------
Office Depot *                                            48,000           525
--------------------------------------------------------------------------------
Omron (JPY)                                               68,000         1,567
--------------------------------------------------------------------------------
Payless Shoesource *                                       8,224           386
--------------------------------------------------------------------------------
Petrie Stores Liquidation Trust *                         33,500            84
--------------------------------------------------------------------------------
Safeway *                                                 55,200         1,963
--------------------------------------------------------------------------------
Staples *                                                 53,155         1,100
--------------------------------------------------------------------------------
The Gap                                                  267,300        12,296
--------------------------------------------------------------------------------
Toys "R" Us *                                             63,300           906
--------------------------------------------------------------------------------
                                                                        43,333
                                                                    ----------

ENTERTAINMENT AND LEISURE  1.0%
-------------------------------
Ascent Entertainment *                                     2,395            30
--------------------------------------------------------------------------------
Brinker *                                                  8,775           210
--------------------------------------------------------------------------------
Buffets *                                                  2,400            24
--------------------------------------------------------------------------------
Disney                                                   150,417         4,400
--------------------------------------------------------------------------------
Hilton Hotels                                              2,300            22
--------------------------------------------------------------------------------
Hutchison Whampoa (HKD)                                  390,000         5,669
--------------------------------------------------------------------------------
International Game Technology *                            9,000           183
--------------------------------------------------------------------------------
McDonald's *                                              60,000         2,419
--------------------------------------------------------------------------------
MediaOne *                                                50,000         3,840
--------------------------------------------------------------------------------
Park Place Entertainment *                                 2,300            29
--------------------------------------------------------------------------------
Reader's Digest (Class A)                                 35,000         1,024
--------------------------------------------------------------------------------
Sharp (JPY)                                               72,000         1,843
--------------------------------------------------------------------------------
Viacom (Class A) *                                         9,000           544
--------------------------------------------------------------------------------
                                                                        20,237
                                                                    ----------
MEDIA AND COMMUNICATIONS  2.3%
------------------------------
A. H. Belo (Class A)                                      13,600           259
--------------------------------------------------------------------------------
A.C. Nielson *                                             4,700           116
--------------------------------------------------------------------------------
Asatsu (JPY)                                              54,000         3,647
--------------------------------------------------------------------------------
AT & T Canada *                                            1,714            62
--------------------------------------------------------------------------------
Banta                                                     13,500           305
--------------------------------------------------------------------------------
CBS *                                                     91,793         5,869
--------------------------------------------------------------------------------
Clear Channel Communications *                            20,000         1,785
--------------------------------------------------------------------------------
Comcast (Class A Special)                                 80,000         4,042
--------------------------------------------------------------------------------
Dun & Bradstreet                                          14,100        $  416
--------------------------------------------------------------------------------

Elsevier (EUR)                                            50,000           597
--------------------------------------------------------------------------------
France Telecom ADR                                        45,000         6,007
--------------------------------------------------------------------------------
Gannett                                                   27,600         2,251
--------------------------------------------------------------------------------
Gaylord Entertainment                                      3,528           106
--------------------------------------------------------------------------------
McGraw-Hill                                               64,400         3,969
--------------------------------------------------------------------------------
NTL *                                                     14,998         1,869
--------------------------------------------------------------------------------
R.H. Donnelley *                                           2,820            53
--------------------------------------------------------------------------------
Time Warner                                              122,700         8,888
--------------------------------------------------------------------------------
Tribune                                                   40,000         2,203
--------------------------------------------------------------------------------
Vodafone Airtouch ADR                                    100,000         4,950
--------------------------------------------------------------------------------
                                                                        47,394
                                                                    ----------
Total Consumer Services                                                158,015
--------------------------------------------------------------------------------

CONSUMER=CYCLICALS==2.5%========================================================

AUTOMOBILES AND RELATED  1.1%
-----------------------------
Autoliv                                                   21,653           633
--------------------------------------------------------------------------------
Cycle & Carriage (SGD)                                    50,000           155
--------------------------------------------------------------------------------
Daimler Chrysler                                          15,000         1,174
--------------------------------------------------------------------------------
Dana                                                       1,300            39
--------------------------------------------------------------------------------
Delphi Automotive Systems                                 59,968           944
--------------------------------------------------------------------------------
Ford Motor                                               114,430         6,115
--------------------------------------------------------------------------------
Gentex *                                                  36,400         1,015
--------------------------------------------------------------------------------
Genuine Parts                                             81,975         2,034
--------------------------------------------------------------------------------
GM                                                        85,800         6,237
--------------------------------------------------------------------------------
Goodyear Tire & Rubber                                       300             8
--------------------------------------------------------------------------------
Honda ADR                                                 30,100         2,303
--------------------------------------------------------------------------------
MIDAS                                                        183             4
--------------------------------------------------------------------------------
Pep Boys                                                   7,100            65
--------------------------------------------------------------------------------
Superior Industries                                        8,000           214
--------------------------------------------------------------------------------
TRW                                                       30,000         1,558
--------------------------------------------------------------------------------
                                                                        22,498
                                                                    ----------
BUILDING AND REAL ESTATE  0.3%
------------------------------
Cheung Kong Holdings (HKD)                               283,000         3,586
--------------------------------------------------------------------------------
City Developments (SGD)                                   50,000           293
--------------------------------------------------------------------------------
DBS Land (SGD)                                           600,000         1,181
--------------------------------------------------------------------------------
Interstate Hotels *                                        5,000            16
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, REIT                  1,561         $  37
--------------------------------------------------------------------------------
Texas Industries                                           9,400           400
--------------------------------------------------------------------------------
USG                                                       14,600           688
--------------------------------------------------------------------------------
Wyndham International (Class A) *                        150,001           441
--------------------------------------------------------------------------------
                                                                         6,642
                                                                    ----------
MISCELLANEOUS CONSUMER DURABLES  1.1%
-------------------------------------
B. F. Goodrich                                            16,744           461
--------------------------------------------------------------------------------
Black & Decker                                            36,000         1,881
--------------------------------------------------------------------------------
Corning                                                   30,000         3,868
--------------------------------------------------------------------------------
Eastman Kodak                                             22,600         1,497
--------------------------------------------------------------------------------
Harley-Davidson                                            7,600           487
--------------------------------------------------------------------------------
Imation *                                                  1,800            60
--------------------------------------------------------------------------------
Masco                                                     99,800         2,532
--------------------------------------------------------------------------------
Ricoh (JPY)                                              100,000         1,885
--------------------------------------------------------------------------------
Scotts (Class A) *                                        10,000           403
--------------------------------------------------------------------------------
Sony (JPY)                                                16,000         4,745
--------------------------------------------------------------------------------
Tandy                                                     80,000         3,935
--------------------------------------------------------------------------------
Valspar                                                   36,200         1,516
--------------------------------------------------------------------------------
York International                                         2,600            71
--------------------------------------------------------------------------------
                                                                        23,341
                                                                    ----------

Total Consumer Cyclicals                                                52,481
--------------------------------------------------------------------------------

TECHNOLOGY==9.7%================================================================

ELECTRONIC COMPONENTS  3.4%
---------------------------
Altera *                                                  76,000         3,767
--------------------------------------------------------------------------------
Analog Devices *                                         126,800        11,792
--------------------------------------------------------------------------------
EMC *                                                     98,600        10,772
--------------------------------------------------------------------------------
Intel                                                    228,000        18,760
--------------------------------------------------------------------------------
Linear Technology                                         91,600         6,555
--------------------------------------------------------------------------------
Maxim Integrated Products *                              100,000         4,716
--------------------------------------------------------------------------------
Molex                                                     15,257           864
--------------------------------------------------------------------------------
Motorola                                                  40,000         5,890
--------------------------------------------------------------------------------
Texas Instruments                                         50,000         4,844
--------------------------------------------------------------------------------
Thermo Electron *                                          9,787           147
--------------------------------------------------------------------------------
Thermo Instrument Systems *                               10,195           113
--------------------------------------------------------------------------------
Vicor *                                                   12,000           489
--------------------------------------------------------------------------------
Xilinx *                                                  50,400         2,292
--------------------------------------------------------------------------------
                                                                        71,001
                                                                    ----------
ELECTRONIC SYSTEMS  1.3%
------------------------
Applied Materials *                                       40,000      $  5,066
--------------------------------------------------------------------------------
Hewlett-Packard                                          128,300        14,618
--------------------------------------------------------------------------------
KLA-Tencor *                                              60,000         6,681
--------------------------------------------------------------------------------
Solectron *                                               19,200         1,826
--------------------------------------------------------------------------------
                                                                        28,191
                                                                    ----------

INFORMATION PROCESSING  0.8%
----------------------------
Adaptec *                                                 14,000           698
--------------------------------------------------------------------------------
Choicepoint *                                              3,560           147
--------------------------------------------------------------------------------
COMPAQ Computer                                          254,000         6,874
--------------------------------------------------------------------------------
Dell Computer *                                            9,600           489
--------------------------------------------------------------------------------
Hitachi ADR                                               15,200         2,461
--------------------------------------------------------------------------------
IBM                                                       46,800         5,055
--------------------------------------------------------------------------------
Storage Technology *                                      10,000           184
--------------------------------------------------------------------------------
                                                                        15,908
                                                                    ----------
OFFICE AUTOMATION  0.0%
-----------------------
Pitney Bowes                                               5,200           251
--------------------------------------------------------------------------------
Xerox                                                      4,600           105
--------------------------------------------------------------------------------
                                                                           356
                                                                    ----------
SPECIALIZED COMPUTER  0.7%
--------------------------
Silicon Graphics *                                        14,700           144
--------------------------------------------------------------------------------
Sun Microsystems *                                       174,200        13,484
--------------------------------------------------------------------------------
                                                                        13,628
                                                                    ----------
TELECOMMUNICATIONS  2.6%
------------------------
Cox Communications (Class A) *                           100,000         5,150
--------------------------------------------------------------------------------
LM Ericsson (Class B) ADR                                108,000         7,091
--------------------------------------------------------------------------------
Lucent Technologies                                      277,239        20,741
--------------------------------------------------------------------------------
MCI WorldCom *                                           245,637        13,026
--------------------------------------------------------------------------------
Nortel Networks                                            8,612           870
--------------------------------------------------------------------------------
PictureTel *                                               8,800            38
--------------------------------------------------------------------------------
Sprint PCS *                                              50,450         5,171
--------------------------------------------------------------------------------
Tellabs *                                                 46,400         2,977
--------------------------------------------------------------------------------
                                                                        55,064
                                                                    ----------

AEROSPACE AND DEFENSE  0.9%
---------------------------
Boeing                                                    86,000         3,574
--------------------------------------------------------------------------------
Honeywell International                                  159,500         9,201
--------------------------------------------------------------------------------
Lockheed Martin                                           83,600         1,829
--------------------------------------------------------------------------------
Northrop                                                  30,000         1,622
--------------------------------------------------------------------------------
Raytheon (Class A)                                         2,142         $  53
--------------------------------------------------------------------------------
Raytheon (Class B)                                           500            13
--------------------------------------------------------------------------------
Trinity Industries                                           300             9
--------------------------------------------------------------------------------
United Technologies                                       48,400         3,146
--------------------------------------------------------------------------------
                                                                        19,447
                                                                    ----------
Total Technology                                                       203,595
--------------------------------------------------------------------------------

CAPITAL=EQUIPMENT==4.0%=========================================================

ELECTRICAL EQUIPMENT  3.2%
--------------------------
ABB (CHF)                                                 12,562         1,536
--------------------------------------------------------------------------------
American Power Conversion *                               20,600           543
--------------------------------------------------------------------------------
Canon (JPY)                                               55,000         2,186
--------------------------------------------------------------------------------
Emerson Electric                                          56,200         3,224
--------------------------------------------------------------------------------
GE                                                       255,500        39,539
--------------------------------------------------------------------------------
Hubbell (Class A)                                          8,000           225
--------------------------------------------------------------------------------
Hubbell (Class B)                                         80,252         2,187
--------------------------------------------------------------------------------
Matsushita Electric Industrial (JPY)                     100,000         2,770
--------------------------------------------------------------------------------
Matsushita Electric Works (JPY)                          100,000           988
--------------------------------------------------------------------------------
Mitsubishi Electric (JPY)                                190,000         1,227
--------------------------------------------------------------------------------
Tyco International                                       300,964        11,700
--------------------------------------------------------------------------------
                                                                        66,125
                                                                    ----------

MACHINERY  0.8%
---------------
Caterpillar                                               50,000         2,353
--------------------------------------------------------------------------------
Cooper Industries                                            600            24
--------------------------------------------------------------------------------
Danaher                                                   65,600         3,165
--------------------------------------------------------------------------------
Deere                                                    118,000         5,118
--------------------------------------------------------------------------------
Dover                                                      2,400           109
--------------------------------------------------------------------------------
FMC *                                                     42,000         2,407
--------------------------------------------------------------------------------
Foster Wheeler                                             4,600            41
--------------------------------------------------------------------------------
GKN (GBP)                                                 90,000         1,402
--------------------------------------------------------------------------------
Ingersoll-Rand                                             1,500            83
--------------------------------------------------------------------------------
Kennametal                                                11,400           383
--------------------------------------------------------------------------------
S I G Schweis (CHF)                                        2,080         1,241
--------------------------------------------------------------------------------
Stewart & Stevenson                                        6,300            75
--------------------------------------------------------------------------------
Teleflex                                                  10,000           313
--------------------------------------------------------------------------------
                                                                        16,714
                                                                    ----------
Total Capital Equipment                                                 82,839
--------------------------------------------------------------------------------

BUSINESS=SERVICES=AND=TRANSPORTATION==5.2%======================================

COMPUTER SERVICE AND SOFTWARE  3.7%
-----------------------------------
Automatic Data Processing                                 70,000      $  3,771
--------------------------------------------------------------------------------
BMC Software *                                            80,000         6,393
--------------------------------------------------------------------------------
CBT Group ADR *                                           29,400           987
--------------------------------------------------------------------------------
Computer Associates                                      112,587         7,874
--------------------------------------------------------------------------------
Electronic Arts *                                          7,500           631
--------------------------------------------------------------------------------
Electronic Data Systems                                   44,223         2,960
--------------------------------------------------------------------------------
First Data                                                80,000         3,945
--------------------------------------------------------------------------------
General Instrument *                                       1,400           119
--------------------------------------------------------------------------------

Intuit *                                                 150,000         8,986
--------------------------------------------------------------------------------
Micro Warehouse *                                          5,600           103
--------------------------------------------------------------------------------
NCR *                                                      6,718           254
--------------------------------------------------------------------------------
Novell *                                                  45,600         1,820
--------------------------------------------------------------------------------
Oracle *                                                 213,000        23,863
--------------------------------------------------------------------------------
Parametric Technology *                                  262,000         7,082
--------------------------------------------------------------------------------
SunGard Data Systems *                                    26,400           627
--------------------------------------------------------------------------------
Sybase *                                                   7,000           119
--------------------------------------------------------------------------------
Synopsys *                                                95,600         6,366
--------------------------------------------------------------------------------
Zixit *                                                    3,625           143
--------------------------------------------------------------------------------
                                                                        76,043
                                                                    ----------
DISTRIBUTION SERVICES  0.1%
---------------------------
Cardinal Health                                           57,939         2,774
--------------------------------------------------------------------------------
                                                                         2,774
                                                                    ----------
ENVIRONMENTAL  0.0%
-------------------
Allied Waste *                                            63,000           555
--------------------------------------------------------------------------------
                                                                           555
                                                                    ----------
TRANSPORTATION SERVICES  0.1%
-----------------------------
Landstar Systems *                                        40,000         1,679
--------------------------------------------------------------------------------
Mitsubishi Heavy Industries (JPY)                        159,000           530
--------------------------------------------------------------------------------
                                                                         2,209
                                                                    ----------
MISCELLANEOUS BUSINESS SERVICES  0.8%
-------------------------------------
British Airport Authorities (GBP)                        108,371           756
--------------------------------------------------------------------------------
Cendant *                                                 79,010         2,099
--------------------------------------------------------------------------------
Cintas                                                     7,200           382
--------------------------------------------------------------------------------

Equifax                                                   17,800           420
--------------------------------------------------------------------------------
General Semiconductor *                                      350          $  5
--------------------------------------------------------------------------------
GTECH *                                                    4,500            99
--------------------------------------------------------------------------------
H&R Block                                                 30,900         1,352
--------------------------------------------------------------------------------
Manpower                                                  12,200           459
--------------------------------------------------------------------------------
Omnicom                                                   26,800         2,680
--------------------------------------------------------------------------------
Paychex                                                   63,027         2,519
--------------------------------------------------------------------------------
United Parcel Service                                     75,000         5,175
--------------------------------------------------------------------------------
Waste Management                                          28,395           488
--------------------------------------------------------------------------------
                                                                        16,434
                                                                    ----------
AIRLINES  0.3%
--------------
AMR *                                                     40,000         2,680
--------------------------------------------------------------------------------
KLM (EUR) *                                               17,250           443
--------------------------------------------------------------------------------
Mesa Air Group *                                          17,300            85
--------------------------------------------------------------------------------
Northwest Airlines *                                         300             7
--------------------------------------------------------------------------------
Singapore Airlines (SGD)                                  40,000           454
--------------------------------------------------------------------------------
UAL *                                                     30,000         2,327
--------------------------------------------------------------------------------
                                                                         5,996
                                                                    ----------
RAILROADS  0.2%
---------------
Burlington Northern Santa Fe                              75,300         1,826
--------------------------------------------------------------------------------
Canadian National Railway                                    326             8
--------------------------------------------------------------------------------
CSX                                                       22,500           706
--------------------------------------------------------------------------------
Norfolk Southern                                          63,200         1,296
--------------------------------------------------------------------------------
Union Pacific                                             14,000           611
--------------------------------------------------------------------------------
Wisconsin Central Transport *                             20,400           274
--------------------------------------------------------------------------------
                                                                         4,721
                                                                    ----------
Total Business Services and Transportation                             108,732
--------------------------------------------------------------------------------

ENERGY==4.5%====================================================================

ENERGY SERVICES  1.0%
---------------------
BJ Services *                                            188,200         7,869
--------------------------------------------------------------------------------
Friede Goldman Halter *                                       88             1
--------------------------------------------------------------------------------
Halliburton *                                             52,742         2,123
--------------------------------------------------------------------------------
Helmerich & Payne                                         40,000           873
--------------------------------------------------------------------------------
Johnson Electric (HKD)                                   247,200         1,587
--------------------------------------------------------------------------------
Schlumberger                                              60,200         3,386
--------------------------------------------------------------------------------
Smith International *                                     18,300           909
--------------------------------------------------------------------------------
Tokyo Electric Power (JPY)                                80,000         2,145
--------------------------------------------------------------------------------
TOTAL ADR                                                 18,000      $  1,246
--------------------------------------------------------------------------------
Transocean Sedco Forex                                    11,654           393
--------------------------------------------------------------------------------
                                                                        20,532
                                                                    ----------
EXPLORATION AND PRODUCTION  0.1%
--------------------------------
Anadarko Petroleum                                         3,600           123
--------------------------------------------------------------------------------
EEX *                                                      7,147            21
--------------------------------------------------------------------------------
Santa Fe Snyder *                                         13,900           111
--------------------------------------------------------------------------------
Santos (AUD)                                             200,000           545
--------------------------------------------------------------------------------
Ultramar Diamond Shamrock                                  9,100           206
--------------------------------------------------------------------------------
Union Pacific Resources                                   11,857           151
--------------------------------------------------------------------------------
Unocal *                                                   4,400           148
--------------------------------------------------------------------------------
                                                                         1,305
                                                                    ----------
GAS & GAS TRANSMISSION  0.3%
----------------------------
El Paso Energy                                            47,766         1,854
--------------------------------------------------------------------------------
Enron                                                    100,000         4,438
--------------------------------------------------------------------------------
Tenneco Automotive                                            40             0
--------------------------------------------------------------------------------
                                                                         6,292
                                                                    ----------

INTEGRATED PETROLEUM - DOMESTIC  1.0%
-------------------------------------
Amerada Hess                                             137,700         7,815
--------------------------------------------------------------------------------
Atlantic Richfield                                        64,600         5,588
--------------------------------------------------------------------------------
Conoco (Class B)                                          73,705         1,833
--------------------------------------------------------------------------------
Kerr-McGee                                                   600            37
--------------------------------------------------------------------------------
Phillips Petroleum                                        48,300         2,270
--------------------------------------------------------------------------------
USX-Marathon                                             140,000         3,456
--------------------------------------------------------------------------------
                                                                        20,999
                                                                    ----------
INTEGRATED PETROLEUM - INTERNATIONAL  2.1%
------------------------------------------
BP Amoco ADR *                                           158,258         9,387
--------------------------------------------------------------------------------
Chevron                                                   41,400         3,586
--------------------------------------------------------------------------------
ENI SPA ADR                                               26,600         1,466
--------------------------------------------------------------------------------
Exxon Mobil                                              204,963        16,512
--------------------------------------------------------------------------------
Repsol ADR                                                72,000         1,674
--------------------------------------------------------------------------------
Royal Dutch Petroleum ADR                                 70,000         4,231
--------------------------------------------------------------------------------
Shell Transport & Trading ADR                             36,300         1,788
--------------------------------------------------------------------------------
Texaco                                                    80,727         4,385
--------------------------------------------------------------------------------
Total Fina (Class B) (EUR)                                13,148         1,755
--------------------------------------------------------------------------------
                                                                        44,784
                                                                    ----------
Total Energy                                                            93,912
--------------------------------------------------------------------------------

PROCESS=INDUSTRIES==2.4%========================================================

DIVERSIFIED CHEMICALS  0.7%
---------------------------
Dow Chemical                                              30,000      $  4,009
--------------------------------------------------------------------------------
DuPont                                                   112,315         7,399
--------------------------------------------------------------------------------
Hercules                                                   1,800            50
--------------------------------------------------------------------------------
Monsanto                                                  92,300         3,288
--------------------------------------------------------------------------------
                                                                        14,746
                                                                    ----------

SPECIALTY CHEMICALS  0.9%
-------------------------
3M                                                        18,600         1,820
--------------------------------------------------------------------------------
A. Schulman                                               26,325           429
--------------------------------------------------------------------------------
Air Liquide (EUR)                                          7,762         1,299
--------------------------------------------------------------------------------
Akzo Nobel (EUR)                                          28,000         1,405
--------------------------------------------------------------------------------
BASF (EUR)                                                36,200         1,867
--------------------------------------------------------------------------------
Bayer (EUR)                                               34,600         1,642
--------------------------------------------------------------------------------
Great Lakes Chemical                                      25,000           955
--------------------------------------------------------------------------------
Imperial Chemical ADR                                     31,000         1,319
--------------------------------------------------------------------------------
Lyondell Petrochemical                                     7,100            90
--------------------------------------------------------------------------------
Octel *                                                    6,250            65
--------------------------------------------------------------------------------
Pall                                                       8,533           184
--------------------------------------------------------------------------------
Rohm & Haas                                              107,417         4,371
--------------------------------------------------------------------------------
Solutia                                                   18,460           285
--------------------------------------------------------------------------------
Sumitomo Chemicals (JPY)                                 175,000           822
--------------------------------------------------------------------------------
Technip (EUR)                                             15,000         1,538
--------------------------------------------------------------------------------
                                                                        18,091
                                                                    ----------
PAPER AND PAPER PRODUCTS  0.4%
------------------------------
Dai Nippon Printing (JPY)                                 67,000         1,069
--------------------------------------------------------------------------------
Fort James                                                87,500         2,395
--------------------------------------------------------------------------------
Kimberly-Clark                                            34,400         2,245
--------------------------------------------------------------------------------
Kimberly-Clark de Mexico (Class A) (MXN)                 265,000         1,035
--------------------------------------------------------------------------------
Mead                                                      30,000         1,303
--------------------------------------------------------------------------------
Sonoco Products                                           13,975           318
--------------------------------------------------------------------------------
Willamette Industries                                     24,000         1,114
--------------------------------------------------------------------------------
                                                                         9,479
                                                                     ---------

FOREST PRODUCTS  0.3%
---------------------
Georgia Pac Timber                                        19,000           468
--------------------------------------------------------------------------------
Georgia-Pacific                                           38,000         1,929
--------------------------------------------------------------------------------
International Paper                                       46,000         2,596
--------------------------------------------------------------------------------
Weyerhaeuser                                              12,700        $  912
--------------------------------------------------------------------------------
                                                                         5,905
                                                                     ---------
BUILDING & CONSTRUCTION  0.1%
-----------------------------
Blue Circle Industries (GBP)                             136,612           799
--------------------------------------------------------------------------------
Del Webb *                                                   100             2
--------------------------------------------------------------------------------
Grupo Dragados (EUR)                                      16,200           143
--------------------------------------------------------------------------------
Hanson ADR                                                 7,875           318
--------------------------------------------------------------------------------
Holderbank Financiere Glarus (CHF)                         1,210         1,657
--------------------------------------------------------------------------------
                                                                         2,919
                                                                     ---------
Total Process Industries                                                51,140
--------------------------------------------------------------------------------

BASIC=MATERIALS==1.1%===========================================================

METALS  0.9%
------------
Alcoa                                                     60,000         4,980
--------------------------------------------------------------------------------
Anglo American Platinum (ZAR)                             85,000         2,582
--------------------------------------------------------------------------------
Inco *                                                   200,000         4,700
--------------------------------------------------------------------------------
Nucor                                                     52,000         2,850
--------------------------------------------------------------------------------
Reynolds Metals                                           38,000         2,912
--------------------------------------------------------------------------------
                                                                        18,024
                                                                     ---------
MINING  0.1%
------------
Lonrho Africa (GBP)                                       44,911            23
--------------------------------------------------------------------------------
Newmont Mining                                            60,000         1,470
--------------------------------------------------------------------------------
Rio Tinto (AUD)                                           40,000           860
--------------------------------------------------------------------------------
                                                                         2,353
                                                                     ---------

MISCELLANEOUS MATERIALS  0.1%
-----------------------------
Crown Cork & Seal                                          1,400            31
--------------------------------------------------------------------------------
Malayan Cement (MYR)                                     187,200            55
--------------------------------------------------------------------------------
Owens-Illinois *                                          78,500         1,967
--------------------------------------------------------------------------------
Williams Companies                                         5,661           173
--------------------------------------------------------------------------------
                                                                         2,226
                                                                     ---------
Total Basic Materials                                                   22,603
--------------------------------------------------------------------------------

MISCELLANEOUS==0.0%=============================================================

CONGLOMERATES  0.0%
-------------------
Berkshire Hathaway (Class B) *                               136           249
--------------------------------------------------------------------------------
Orkla (Class A) (NOK)                                     34,285           591
--------------------------------------------------------------------------------
Total Miscellaneous                                                        840
                                                                     ---------

FOREIGN==0.5%===================================================================

EUROPE  0.2%
------------
AXA Colonia Konzern (EUR)                                  6,000        $  574
--------------------------------------------------------------------------------
CSM (EUR)                                                 34,000           726
--------------------------------------------------------------------------------
Man (EUR)                                                 35,000         1,299
--------------------------------------------------------------------------------
Rolls Royce (GBP)                                        405,590         1,409
--------------------------------------------------------------------------------
                                                                         4,008
                                                                     ---------
FAR EAST  0.1%
--------------
Nippon Express (JPY)                                     280,000         1,548
--------------------------------------------------------------------------------
                                                                         1,548
                                                                     ---------

OTHER FOREIGN  0.2%
-------------------
Bobst (CHF)                                                  740           892
--------------------------------------------------------------------------------
Siemens (EUR) *                                           16,900         2,162
--------------------------------------------------------------------------------
Metso OYI * (EUR)                                         32,000           416
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce ADR                            25,000           692
--------------------------------------------------------------------------------
                                                                         4,162
                                                                     ---------
Total Foreign                                                            9,718
--------------------------------------------------------------------------------
Total Common Stocks (Cost  $701,721)                                 1,329,908
================================================================================

PREFERRED=STOCKS==0.1%==========================================================

CSC Holdings *                                            11,517         1,258
--------------------------------------------------------------------------------
Total Preferred Stocks (Cost  $1,268)                                    1,258
================================================================================

CONVERTIBLE=PREFERRED=STOCKS==0.4%==============================================
Prologis Trust (Series B), 7.00%                         225,000         5,569
--------------------------------------------------------------------------------
Reckson Associates Realty, Cv. Pfd., (Series A), 7.625%  200,000         4,000
--------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost  $10,073)                       9,569
================================================================================

CORPORATE=BONDS==14.7%==========================================================

Abbey National First Capital,
        Sub. Notes, 8.20%, 10/15/04                   $1,205,000         1,244
--------------------------------------------------------------------------------
Adelphia Communications, Sr. Notes, 9.875%, 3/1/07     1,000,000         1,015
--------------------------------------------------------------------------------
African Development Bank,
        Sub. Notes, 7.75%, 12/15/01                    1,000,000         1,013
--------------------------------------------------------------------------------
Alaska Communications, 9.375%, 5/15/09                   700,000           677
--------------------------------------------------------------------------------
Allied Holdings, Gtd. Sr. Sub. Notes, 8.625%, 10/1/07    500,000           443
--------------------------------------------------------------------------------
AMERCO, Sr. Notes, 7.85%, 5/15/03                      1,000,000           968
--------------------------------------------------------------------------------
American Builders & Contractors Supply, Sr. Sub. Notes
       10.625%, 5/15/07                               $  500,000        $  460
--------------------------------------------------------------------------------

American Portable Telecom, Gtd. Notes
       (144a), Zero Coupon, 11/1/06                    3,615,000         2,063
--------------------------------------------------------------------------------
Ameritech Capital Funding, 6.15%, 1/15/08              2,000,000         1,852
--------------------------------------------------------------------------------
Amkor Technology, 9.25%, 5/1/06                          300,000           297
--------------------------------------------------------------------------------
Anchor Advanced, Sr. Notes, 11.75%, 4/1/04             1,000,000           850
--------------------------------------------------------------------------------
Anheuser-Busch
       5.75%, 4/1/10                                   5,000,000         4,400
--------------------------------------------------------------------------------
       6.90%, 10/1/02                                  2,000,000         1,999
--------------------------------------------------------------------------------
Applied Extrusion Technology,
        Sr. Notes, 11.50%, 4/1/02                      1,000,000         1,017
--------------------------------------------------------------------------------
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08    1,250,000         1,202
--------------------------------------------------------------------------------
Associates, Sr. Notes, 7.50%, 4/15/02                  1,300,000         1,313
--------------------------------------------------------------------------------
AT&T, 6.50%, 3/15/29                                   4,000,000         3,431
--------------------------------------------------------------------------------
Atlantic Richfield
       8.50%, 4/1/12                                   4,000,000         4,318
--------------------------------------------------------------------------------
       Deb. Notes, 8.75%, 3/1/32                       1,570,000         1,756
--------------------------------------------------------------------------------
Atlas Air, 7.63%, 1/2/15                               3,300,000         2,987
--------------------------------------------------------------------------------
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07            750,000           759
--------------------------------------------------------------------------------
Ball, 7.75%, 8/1/06                                      500,000           488
--------------------------------------------------------------------------------
Banesto Delaware, Sub. Notes, 8.25%, 7/28/02           2,000,000         2,044
--------------------------------------------------------------------------------
Bank United, 10.25%, 12/31/26                          1,000,000           880
--------------------------------------------------------------------------------
BankAmerica, Sub. Notes, 6.625%, 8/1/07                3,000,000         2,843
--------------------------------------------------------------------------------
Baxter International, 7.125%, 2/1/07                   1,500,000         1,456
--------------------------------------------------------------------------------
BB&T, 6.375%, 6/30/05                                  3,000,000         2,819
--------------------------------------------------------------------------------
BCH Cayman Islands, Sub. Notes, 7.50%, 6/15/05         1,000,000           989
--------------------------------------------------------------------------------
BHP Finance, Gtd. Notes, 6.69%, 3/1/06                 2,000,000         1,889
--------------------------------------------------------------------------------
Boeing, 8.75%, 8/15/21                                 2,000,000         2,198
--------------------------------------------------------------------------------

Burlington Northern, PTC, 7.33%, 6/23/10                 833,529           817
--------------------------------------------------------------------------------
Burlington Northern Santa Fe, 7.00%, 12/15/25          2,000,000         1,798
--------------------------------------------------------------------------------
Bway, Sr. Sub. Notes, 10.25%, 4/15/07                  1,050,000         1,029
--------------------------------------------------------------------------------
Century Telephone Enterprises,
        Sr. Notes, 8.25%, 5/1/24                         500,000           480
--------------------------------------------------------------------------------
Chase Manahattan Auto Owner Trust, 5.85%, 5/15/03      4,000,000         3,935
--------------------------------------------------------------------------------
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04               1,000,000         1,067
--------------------------------------------------------------------------------
Chemical Master Credit Card Trust I
       5.55%, 9/15/03                                    100,000            99
--------------------------------------------------------------------------------
       6.23%, 4/15/05                                    110,000           108
--------------------------------------------------------------------------------
Chrysler Financial, 5.875%, 2/7/01                     2,000,000         1,980
--------------------------------------------------------------------------------
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08              500,000           435
--------------------------------------------------------------------------------
Citibank Credit Card Master Trust 1,
        Zero Coupon, 2/7/03                            $ 170,000        $  158
--------------------------------------------------------------------------------
Citicorp Mortgage, 6.00%, 3/25/22                          1,820             2
--------------------------------------------------------------------------------
Citizens Utilities, Deb. Notes, 7.00%, 11/1/25         1,500,000         1,368
--------------------------------------------------------------------------------
Classic Cable, Sr. Sub. Notes, 9.375%, 8/1/09            750,000           731
--------------------------------------------------------------------------------
Coca Cola Bottling, 7.20%, 7/1/09                      5,000,000         4,803
--------------------------------------------------------------------------------
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05               500,000           515
--------------------------------------------------------------------------------
Colt Telecom, Sr. Disc. Notes
       STEP, Zero Coupon, 12/15/06                     1,250,000         1,091
--------------------------------------------------------------------------------
Comcast Cable Communications
       8.125%, 5/1/04                                  1,500,000         1,537
--------------------------------------------------------------------------------
       8.375%, 5/1/07                                  4,500,000         4,663
--------------------------------------------------------------------------------
Communications & Power,
Sr. Sub. Notes, 12.00%, 8/1/05                           750,000           608
--------------------------------------------------------------------------------
Conoco, 6.95%, 4/15/29                                 4,000,000         3,604
--------------------------------------------------------------------------------
Consolidated Container, Sr. Sub. Notes
       (144a), 10.125%, 7/15/09                        1,000,000         1,017
--------------------------------------------------------------------------------

Consumers Energy, 1st Mtg., 7.375%, 9/15/23            3,500,000         3,102
--------------------------------------------------------------------------------
Continental Airlines, PTC, 7.206%, 6/30/04               435,202           423
--------------------------------------------------------------------------------
Corestates Home Equity Loan
       5.10%, 3/15/09                                     89,754            88
--------------------------------------------------------------------------------
       6.65%, 5/15/09                                    121,802           120
--------------------------------------------------------------------------------
Corporacion Andina De Fomento, 6.75%, 3/15/05          2,500,000         2,364
--------------------------------------------------------------------------------
Countrywide Funding, MTN, 6.875%, 9/15/05                860,000           828
--------------------------------------------------------------------------------
Courtyard by Marriott II, Sr. Secured Notes
       10.75%, 2/1/08                                    500,000           491
--------------------------------------------------------------------------------
Cox Communications, Deb. Notes, 6.375%, 6/15/00        1,500,000         1,500
--------------------------------------------------------------------------------
CSX, Deb. Notes, 7.45%, 5/1/07                         1,000,000           982
--------------------------------------------------------------------------------
Delta Airlines, Deb. Notes, 8.95%, 1/12/12             1,473,308         1,517
--------------------------------------------------------------------------------
Deutsche Financial Capital, 6.75%, 9/15/27             1,976,785         1,966
--------------------------------------------------------------------------------
Dillards, 7.13%, 8/1/18                                4,000,000         3,444
--------------------------------------------------------------------------------
Distribution Financial Services Marine,
        6.93%, 9/15/17                                 6,000,000         5,626
--------------------------------------------------------------------------------
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07         1,732,000         1,728
--------------------------------------------------------------------------------
Duke Energy, 1st Ref. Mtg.
       6.75%, 8/1/25                                   1,000,000           842
--------------------------------------------------------------------------------
       7.50%, 8/1/25                                   1,000,000           911
--------------------------------------------------------------------------------
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                 500,000           200
--------------------------------------------------------------------------------
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                   900,000           792
--------------------------------------------------------------------------------
Embotelladora Andina, 7.625%, 10/1/27                  2,000,000         1,678
--------------------------------------------------------------------------------
Energis, 9.75%, 6/15/09                                1,000,000         1,037
--------------------------------------------------------------------------------
Energy Corporation of America, Sr. Sub. Notes
       9.50%, 5/15/07                               $  1,000,000        $  700
--------------------------------------------------------------------------------
Enron Oil & Gas, 6.50%, 12/1/07                        4,000,000         3,687
--------------------------------------------------------------------------------
Equitable Resources, Deb. Notes, 7.75%, 7/15/26        2,000,000         1,925
--------------------------------------------------------------------------------

ERAC USA Finance, 6.75%, 5/15/09                       5,000,000         4,579
--------------------------------------------------------------------------------
Exodus Communications, 10.75%, 12/15/09                  550,000           560
--------------------------------------------------------------------------------
Fairfax Financial Holdings
       7.75%, 12/15/03                                   800,000           767
--------------------------------------------------------------------------------
       8.30%, 4/15/26                                  2,500,000         2,079
--------------------------------------------------------------------------------
Federal Express, MTN, 9.95%, 8/15/06                     500,000           543
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Assn., 6.45%, 4/29/09       2,000,000         1,865
--------------------------------------------------------------------------------
First USA Secured Note Trust, 6.50%, 1/18/06           4,000,000         3,865
--------------------------------------------------------------------------------
Fleet Financial Group, Sub. Notes, 8.625%, 1/15/07       800,000           842
--------------------------------------------------------------------------------
Food Lion, 8.05%, 4/15/27                              1,900,000         1,701
--------------------------------------------------------------------------------
Ford Capital BV, 9.50%, 6/1/10                         4,000,000         4,495
--------------------------------------------------------------------------------
Ford Motor, Deb. Notes, 7.50%, 8/1/26                  2,500,000         2,407
--------------------------------------------------------------------------------
Ford Motor Credit
       6.70%, 7/16/04                                  2,000,000         1,957
--------------------------------------------------------------------------------
       8.20%, 2/15/02                                    170,000           174
--------------------------------------------------------------------------------
Freeport McMoRan Resources,
        Sr. Notes, 7.00%, 2/15/08                        900,000           812
--------------------------------------------------------------------------------
Fresenius Med Care Capital Trust II, 7.875%, 2/1/08    1,000,000           930
--------------------------------------------------------------------------------
Frontier Oil, 11.75%, 11/15/09                           500,000           493
--------------------------------------------------------------------------------
Frontiervision, Sr. Notes, 11.00%, 10/15/06            1,000,000         1,057
--------------------------------------------------------------------------------
General Motors Acceptance, MTN, 6.75%, 6/17/02            80,000            79
--------------------------------------------------------------------------------
Global Imaging, 10.75%, 2/15/07                          500,000           483
--------------------------------------------------------------------------------
GM, Deb. Notes, 9.625%, 12/1/00                          140,000           144
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, 6.42%, 8/15/08      3,000,000         2,796
--------------------------------------------------------------------------------
Green Tree Financial, 5.75%, 10/15/18                     40,454            40
--------------------------------------------------------------------------------
Group Maintenance America, Sr. Sub. Notes
       9.75%, 1/15/09                                  1,000,000           995
--------------------------------------------------------------------------------
GTE Florida, Deb. Notes, 7.41%, 12/15/23               1,000,000           913
--------------------------------------------------------------------------------
Halliburton, 5.625%, 12/1/08                           3,000,000         2,654
--------------------------------------------------------------------------------

Harrahs, 7.875%, 12/15/05                              1,000,000           977
--------------------------------------------------------------------------------
Hawk, Sr. Notes, 10.25%, 12/1/03                         750,000           728
--------------------------------------------------------------------------------
Hayes Lemmerz International, 8.25%, 12/15/08           1,000,000           915
--------------------------------------------------------------------------------
HCC Industries, Sr. Sub. Notes, 10.75%, 5/15/07          675,000           392
--------------------------------------------------------------------------------
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05           1,125,000         1,194
--------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375%, 1/15/09               750,000           741
--------------------------------------------------------------------------------
Hollywood Park, 9.25%, 2/15/07                           700,000           695
--------------------------------------------------------------------------------
Holmes Products, Gtd. Notes, 9.875%, 11/15/07         $  450,000       $   329
--------------------------------------------------------------------------------
Horseshoe Gaming LLC, 8.625%, 5/15/09                    425,000           409
--------------------------------------------------------------------------------
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05        1,000,000         1,044
--------------------------------------------------------------------------------
Houston Lighting & Power, 7.50%, 7/1/23                3,000,000         2,755
--------------------------------------------------------------------------------
IBM, 6.45%, 8/1/07                                     1,000,000           957
--------------------------------------------------------------------------------
Intermedia Communications
       Zero Coupon, 3/1/09                             1,000,000           600
--------------------------------------------------------------------------------
       Sr. Notes, 8.60%, 6/1/08                          500,000           461
--------------------------------------------------------------------------------
International Bank For Reconstruction & Development
       7.625%, 1/19/23                                 1,800,000         1,882
--------------------------------------------------------------------------------
International Home Foods, Gtd. Sr. Sub. Notes
       10.375%, 11/1/06                                1,000,000         1,037
--------------------------------------------------------------------------------
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05       500,000           516
--------------------------------------------------------------------------------
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06        500,000           460
--------------------------------------------------------------------------------
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09            500,000           476
--------------------------------------------------------------------------------
ISG Resources, Sr. Sub. Notes, 10.00%, 4/15/08           500,000           425
--------------------------------------------------------------------------------
Isle of Capri Casinos,
        Sr. Sub. Notes, 8.75%, 4/15/09                 1,000,000           927
--------------------------------------------------------------------------------
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                1,000,000         1,002
--------------------------------------------------------------------------------
IT Group, 11.25%, 4/1/09                                 425,000           412
--------------------------------------------------------------------------------
Jefferson Pilot Capital Trust, (144a) 8.14%, 1/15/46   1,500,000         1,375
--------------------------------------------------------------------------------
KFW International Finance, MTN, 9.14%, 6/4/01            250,000           258
--------------------------------------------------------------------------------

Kimberly-Clark, Deb. Notes, 6.375%, 1/1/28             5,000,000         4,354
--------------------------------------------------------------------------------
King Pharmaceuticals, 10.75%, 2/15/09                    450,000           477
--------------------------------------------------------------------------------
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                 500,000           460
--------------------------------------------------------------------------------
Lear, 8.11%, 5/15/09                                     500,000           472
--------------------------------------------------------------------------------
Lehman Brothers Sr. Sub. Notes, 6.625%, 2/15/08        1,500,000         1,379
--------------------------------------------------------------------------------
       8.875%, 3/1/02                                  1,500,000         1,544
--------------------------------------------------------------------------------
Liberty National Bank & Trust,
        Sub. Notes, 6.75%, 6/1/03                        500,000           492
--------------------------------------------------------------------------------
LNR Property, Sr. Sub. Notes, 9.375%, 3/15/08            500,000           470
--------------------------------------------------------------------------------
Lodgian Financing, 12.25%, 7/15/09                       500,000           498
--------------------------------------------------------------------------------
Loral, Sr. Notes, 7.625%, 6/15/04                      1,500,000         1,468
--------------------------------------------------------------------------------
MCI Worldcom, Sr. Notes, 6.95%, 8/15/28                4,000,000         3,640
--------------------------------------------------------------------------------
Lyondell Chemical, 10.875%, 5/1/09                       500,000           528
--------------------------------------------------------------------------------
McDonnell Douglas, 8.25%, 7/1/00                         500,000           504
--------------------------------------------------------------------------------
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08    400,000           410
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Notes
       8.125%, 1/1/06                                  1,000,000           972
--------------------------------------------------------------------------------
Morgan Stanley Group, 6.875%, 3/1/07                   4,000,000         3,853
--------------------------------------------------------------------------------
Mrs. Fields, Gtd. Sr. Sub. Notes, 10.125%, 12/1/04    $  275,000        $  223
--------------------------------------------------------------------------------
Nationsbank Credit Card Master Trust
       6.00%, 12/15/05                                   140,000           135
--------------------------------------------------------------------------------
New Jersey Bell Telephone,
        Deb. Notes, 6.80%, 12/15/24                    2,500,000         2,155
--------------------------------------------------------------------------------
News America Holdings, Gtd. Sr. Deb. Notes
       9.25%, 2/1/13                                   3,090,000         3,356
--------------------------------------------------------------------------------
Nextel Communications, Sr. Disc. Notes, STEP
       0%, 10/31/07                                    1,000,000           722
--------------------------------------------------------------------------------
       0%, 2/15/08                                       250,000           178
--------------------------------------------------------------------------------
Nextlink Communications
       STEP, 0%, 6/1/09                                  500,000           307
--------------------------------------------------------------------------------
       Sr. Notes, 12.50%, 4/15/06                      1,000,000         1,070
--------------------------------------------------------------------------------

NGC, Sr. Notes, 6.75%, 12/15/05                        1,000,000           941
--------------------------------------------------------------------------------
Niagara Mohawk Power, 7.625%, 10/1/05                  1,512,195         1,509
--------------------------------------------------------------------------------
Norfolk Southern, 7.80%, 5/15/27                       4,000,000         3,909
--------------------------------------------------------------------------------
Northland Cable Television, Sr. Sub. Notes
       10.25%, 11/15/07                                  500,000           501
--------------------------------------------------------------------------------
Northrop Grumman, Deb. Notes, 7.875%, 3/1/26           2,000,000         1,880
--------------------------------------------------------------------------------
NTL Communications, Zero Coupon, 10/1/08                 750,000           527
--------------------------------------------------------------------------------
Nuevo Energy, Sr. Sub. Notes, 9.50%, 6/1/08              500,000           493
--------------------------------------------------------------------------------
NYNEX, Deb. Notes, 9.55%, 5/1/10                       1,000,000         1,073
--------------------------------------------------------------------------------
Octel, Sr. Notes, 10.00%, 5/1/06                         800,000           792
--------------------------------------------------------------------------------
Oracle, Sr. Notes, 6.91%, 2/15/07                      3,000,000         2,857
--------------------------------------------------------------------------------
Orange, Sr. Notes, 9.00%, 6/1/09                       1,100,000         1,149
--------------------------------------------------------------------------------
Orange & Rockland Utilities,
        Deb. Notes, 9.375%, 3/15/00                    1,500,000         1,509
--------------------------------------------------------------------------------
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06         1,250,000         1,287
--------------------------------------------------------------------------------
P&L Coal, 8.875%, 5/15/08                                300,000           293
--------------------------------------------------------------------------------
Pacific Bell, Deb. Notes, 7.375%, 7/15/43              4,000,000         3,591
--------------------------------------------------------------------------------
Packaging Corporation of America, 9.625%, 4/1/09       1,000,000         1,025
--------------------------------------------------------------------------------
Paine Webber, Sr. Notes, 6.55%, 4/15/08                4,000,000         3,650
--------------------------------------------------------------------------------
Panamerican Beverages, Sr. Notes, 7.25%, 7/1/09        4,000,000         3,369
--------------------------------------------------------------------------------
Paragon Corporate Holdings,
        Sr. Notes, 9.625%, 4/1/08                        500,000           160
--------------------------------------------------------------------------------
Park Place Entertainment, Sr. Sub. Notes
       7.875%, 12/15/05                                  750,000           714
--------------------------------------------------------------------------------
PDVSA Finance Limited, 7.40%, 8/15/16                  2,000,000         1,472
--------------------------------------------------------------------------------
Pegasus Communications, Sr. Notes, 9.625%, 10/15/05    1,000,000         1,010
--------------------------------------------------------------------------------
Philadelphia Electric, 1st Ref. Mtg., 5.625%, 11/1/01  3,000,000         2,933
--------------------------------------------------------------------------------
Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06        125,000           122
--------------------------------------------------------------------------------
Premier Parks Sr. Disc. Notes, STEP, 0%, 4/1/08     $  1,000,000        $  690
--------------------------------------------------------------------------------
       Sr. Notes, 9.75%, 6/15/07                         500,000           501
--------------------------------------------------------------------------------

Price Communications Wireless, 9.125%, 12/15/06        1,000,000         1,020
--------------------------------------------------------------------------------
Prime Credit Card Master Trust, 6.70%, 7/15/04           140,000           140
--------------------------------------------------------------------------------
Protection One, Sr. Sub. Notes, (144a),
        8.625%, 1/15/09                                   50,000            28
--------------------------------------------------------------------------------
Protection One Alarm, Gtd. Sr. Disc. Notes
       13.625%, 6/30/05                                  550,000           347
--------------------------------------------------------------------------------
Province of Alberta, 9.25%, 4/1/00                     1,000,000         1,008
--------------------------------------------------------------------------------
PSINet, Sr. Notes, 10.00%, 2/15/05                       500,000           495
--------------------------------------------------------------------------------
Quantas Airways
       Sr. Notes, 7.50%, 6/30/03                       1,000,000           984
--------------------------------------------------------------------------------
       (144a), 7.75%, 6/15/09                          4,690,000         4,540
--------------------------------------------------------------------------------
Quest Diagnostics, Gtd. Sr. Sub. Notes,
        10.75%, 12/15/06                                 500,000           525
--------------------------------------------------------------------------------
R&B Falcon, 6.75%, 4/15/05                             3,000,000         2,670
--------------------------------------------------------------------------------
Rail Car Trust, 7.75%, 6/1/04                             70,831            72
--------------------------------------------------------------------------------
RBF Finance, 11.00%, 3/15/06                             400,000           429
--------------------------------------------------------------------------------
Repap New Brunswick
       Sr. Sec. 1st Priority Notes, 9.00%, 6/1/04        175,000           171
--------------------------------------------------------------------------------
       Sr. Sec. Notes, 11.50%, 6/1/04                    525,000           543
--------------------------------------------------------------------------------
Residential Accredit Loans, 6.75%, 7/25/28             4,000,000         3,916
--------------------------------------------------------------------------------
RSL Communications, Gtd. Sr. Notes, 9.125%, 3/1/08       500,000           440
--------------------------------------------------------------------------------
Safelite Glass, 9.875%, 12/15/06                         500,000            25
--------------------------------------------------------------------------------
Santander Financial, Gtd. Sub. Notes,
        6.375%, 2/15/11                                3,000,000         2,656
--------------------------------------------------------------------------------
Sears Credit Account Master Trust (Class A)
       6.05%, 1/16/08                                  5,455,000         5,340
--------------------------------------------------------------------------------
       6.45%, 10/16/06                                    70,000            70
--------------------------------------------------------------------------------
Security Benefit Life, (144a), 8.75%, 5/15/16          3,000,000         2,804
--------------------------------------------------------------------------------
Siebe, (144a)
       6.50%, 1/15/10                                  2,000,000         1,789
--------------------------------------------------------------------------------
       7.125%, 1/15/07                                 1,500,000         1,443
--------------------------------------------------------------------------------

Smithfield Foods, Sr. Sub. Notes, 7.625%, 2/15/08        500,000           450
--------------------------------------------------------------------------------
Sovereign Speciality, Sr. Sub. Notes, 9.50%, 8/1/07      750,000           754
--------------------------------------------------------------------------------
Speedway Motorsports, 8.50%, 8/15/07                   1,000,000           962
--------------------------------------------------------------------------------
Sun Media, Sr. Sub. Notes
       9.50%, 2/15/07                                    550,000           546
--------------------------------------------------------------------------------
       9.50%, 5/15/07                                    650,000           645
--------------------------------------------------------------------------------
Swift Energy, 10.25%, 8/1/09                             375,000           381
--------------------------------------------------------------------------------
Telecorp PCS, Zero Coupon, 4/15/09                       500,000           315
--------------------------------------------------------------------------------
Tenneco Packaging, 7.20%, 12/15/05                  $  1,000,000       $   949
--------------------------------------------------------------------------------
The Pantry, Sr. Sub. Notes, 10.25%, 10/15/07           1,000,000           975
--------------------------------------------------------------------------------
Time Warner
       Deb. Notes, 7.48%, 1/15/08                      1,400,000         1,377
--------------------------------------------------------------------------------
       9.15%, 2/1/23                                   5,000,000         5,564
--------------------------------------------------------------------------------
Transwestern Publishing, 9.625%, 11/15/07                750,000           746
--------------------------------------------------------------------------------
TravelCenters of America, Sr. Sub. Notes,
        10.25%, 4/1/07                                 1,000,000           995
--------------------------------------------------------------------------------
Travelers Property Casualty, Sr. Notes,
        6.75%, 11/15/06                                1,500,000         1,437
--------------------------------------------------------------------------------
Triad Hospitals, 11.00%, 5/15/09                         500,000           518
--------------------------------------------------------------------------------
TRW, MTN, 7.37%, 4/18/07                               2,000,000         1,942
--------------------------------------------------------------------------------
Union Bank Switzerland, Sub. Notes, 7.25%, 7/15/06     1,000,000           988
--------------------------------------------------------------------------------
United International Holdings, Sr. Disc. Notes, STEP
       0%, 2/15/08                                     1,000,000           640
--------------------------------------------------------------------------------
Universal Compression, Sr. Disc. Notes, STEP
       0%, 2/15/08                                       500,000           308
--------------------------------------------------------------------------------
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                475,000           485
--------------------------------------------------------------------------------
UtiliCorp United, Sr. Notes, 6.875%, 10/1/04           3,000,000         2,879
--------------------------------------------------------------------------------
Venture Holdings Trust,
        Sr. Sub. Notes, 9.50%, 7/1/05                    650,000           592
--------------------------------------------------------------------------------
Voicestrem Wireless, Zero Coupon, 11/15/09             1,500,000           904
--------------------------------------------------------------------------------

Wal-Mart Stores, 6.75%, 5/15/02                        1,000,000           998
--------------------------------------------------------------------------------
Westamerica Bank, Sub. Notes, 6.99%, 9/30/03           1,500,000         1,431
--------------------------------------------------------------------------------
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05     1,000,000         1,000
--------------------------------------------------------------------------------
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08            500,000           448
--------------------------------------------------------------------------------
Willamette Industries, MTN, 7.85%, 7/1/26              1,000,000           979
--------------------------------------------------------------------------------
Williams Communications Group, Sr. Notes
       10.875%, 10/1/09                                  400,000           419
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost  $326,017)                                 305,369
================================================================================

U.S.=GOVERNMENT=MORTGAGE=BACKED=SECURITIES==6.6%================================

LB Commercial Conduit Mortgage Trust
       6.78%, 4/15/09                                  3,500,000         3,330
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Assn.
       8.00%, 3/1/17                                      11,697            12
--------------------------------------------------------------------------------
       10.00%, 10/1/10                                    23,003            24
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
       6.00%, 10/25/08                                 3,835,000         3,606
--------------------------------------------------------------------------------
       7.00%, 8/17/10 - 4/1/26                         8,049,030         7,708
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
       7.50%, 7/1 - 11/1/29                        $  20,479,925     $  20,249
--------------------------------------------------------------------------------
       REMIC, 6.50%, 7/25/08                             496,827           479
--------------------------------------------------------------------------------
Government National Mortgage Assn.
    I
       6.00%, 1/15 - 5/15/24                           2,024,938         1,864
--------------------------------------------------------------------------------
       6.50%, 9/15/23 - 5/15/29                       14,988,573        14,129
--------------------------------------------------------------------------------
       7.00%, 10/15/22 - 5/15/29                      24,106,883        23,344
--------------------------------------------------------------------------------
       7.50%, 9/15/22 - 8/15/29                       40,806,504        40,424
--------------------------------------------------------------------------------
       8.00%, 6/15/17 - 11/15/28                      13,590,102        13,785
--------------------------------------------------------------------------------
       8.50%, 3/15/05 - 2/15/25                        1,985,945         2,052
--------------------------------------------------------------------------------
       9.00%, 7/15/18 - 6/15/21                           67,900            72
--------------------------------------------------------------------------------
       9.50%, 8/15/09 - 9/15/21                          515,543           551
--------------------------------------------------------------------------------

       10.00%, 11/15/09 - 5/15/13                         24,390            28
--------------------------------------------------------------------------------
       10.50%, 5/15/15                                    11,270            12
--------------------------------------------------------------------------------
       11.00%, 3/15/10 - 1/15/20                         578,417           637
--------------------------------------------------------------------------------
       11.50%, 3/15/10 - 3/15/16                         916,506         1,022
--------------------------------------------------------------------------------
       PL, 8.875%, 2/15/30                               670,923           676
--------------------------------------------------------------------------------
    II
       8.50%, 6/20/25 - 6/20/26                        2,470,251         2,529
--------------------------------------------------------------------------------
       9.00%, 7/20/16 - 6/20/20                          293,549           306
--------------------------------------------------------------------------------
       9.50%, 8/20/22                                     48,953            52
--------------------------------------------------------------------------------
       10.00%, 10/20/16 - 1/20/22                         61,919            66
--------------------------------------------------------------------------------
       ARM, 6.75%, 8/20/23                               109,789           111
--------------------------------------------------------------------------------
U.S. Department of Veteran Affairs
       1.00%, 3/15/25                                    592,877           625
--------------------------------------------------------------------------------
Total=U.S.=Government=Mortgage-Backed Securities (Cost  $141,817)      137,693
================================================================================

U.S.=GOVERNMENT=OBLIGATIONS/AGENCIES==13.9%=====================================

Federal Home Loan Banks
       6.34%, 10/19/05                                 4,875,000         4,740
--------------------------------------------------------------------------------
       6.425%, 8/14/02                                 6,450,000         6,358
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
       5.80%, 12/10/03                                13,000,000        12,541
--------------------------------------------------------------------------------
       6.47%, 9/25/12                                  3,000,000         2,805
--------------------------------------------------------------------------------
       7.50%, 6/1 - 8/1/29                             4,843,874         4,789
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
    MTN
       6.34%, 2/4/08                               $  10,000,000      $  9,334
--------------------------------------------------------------------------------
       6.36%, 8/16/00                                    270,000           270
--------------------------------------------------------------------------------
Tennessee Valley Auth.
       8.25%, 9/15/34                                    435,000           435
--------------------------------------------------------------------------------

U.S. Treasury Bonds
       6.50%, 11/15/26                                20,750,000        20,215
--------------------------------------------------------------------------------
       6.75%, 8/15/26                                  6,000,000         6,025
--------------------------------------------------------------------------------
       7.125%, 2/15/23                                15,500,000        16,134
--------------------------------------------------------------------------------
       7.25%, 5/15/16                                 10,000,000        10,442
--------------------------------------------------------------------------------
       8.125%, 8/15/19 - 8/15/21                       3,650,000         4,181
--------------------------------------------------------------------------------
       8.75%, 5/15/20                                  1,000,000         1,209
--------------------------------------------------------------------------------
       9.25%, 2/15/16                                  3,000,000         3,701
--------------------------------------------------------------------------------
       11.625%, 11/15/04                                  20,000            24
--------------------------------------------------------------------------------
       11.75%, 2/15/01                                   200,000           212
--------------------------------------------------------------------------------
       13.125%, 5/15/01                                  200,000           218
--------------------------------------------------------------------------------
       13.875%, 5/15/11                                  190,000           259
--------------------------------------------------------------------------------
U.S. Treasury Inflation-Indexed Notes
       3.375%, 1/15/07                                 2,123,140         1,993
--------------------------------------------------------------------------------
       3.625%, 7/15/02                                 2,100,340         2,076
--------------------------------------------------------------------------------
U.S. Treasury Notes
       5.25%, 1/31/01                                  5,000,000         4,957
--------------------------------------------------------------------------------
       5.625%, 2/15/06 - 5/15/08                      16,650,000        15,818
--------------------------------------------------------------------------------
       5.75%, 6/30/01                                 37,000,000        36,765
--------------------------------------------------------------------------------
       6.125%, 9/30/00                                   790,000           790
--------------------------------------------------------------------------------
       6.25%, 2/15/03                                 20,500,000        20,440
--------------------------------------------------------------------------------
       6.50%, 5/31/02 - 8/15/05                       58,500,000        58,645
--------------------------------------------------------------------------------
       6.875%, 5/15/06                                 2,000,000         2,036
--------------------------------------------------------------------------------
       7.50%, 11/15/01                                 1,310,000         1,338
--------------------------------------------------------------------------------
       7.75%, 1/31/00 - 2/15/01                       16,800,000        16,870
--------------------------------------------------------------------------------
       7.875%, 11/15/04                                8,150,000         8,614
--------------------------------------------------------------------------------
       8.00%, 5/15/01                                  5,000,000         5,116
--------------------------------------------------------------------------------
       8.75%, 8/15/00                                 12,500,000        12,712
--------------------------------------------------------------------------------
Total U.S. Government Obligations/Agencies (Cost  $302,682)            292,062
================================================================================

SHORT-TERM=INVESTMENTS==0.4%====================================================

MONEY MARKET FUNDS  0.4%
------------------------
Reserve Investment Fund, 6.16% #                       7,862,508         7,863
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost  $7,863)                              7,863
================================================================================

Total=Investments=in=Securities=================================================
 99.7% of Net Assets (Cost $1,491,441)                            $  2,083,722

 Other Assets Less Liabilities                                           6,992
================================================================================

 NET ASSETS                                                       $  2,090,714
================================================================================

    #  Seven-day yield
    *  Non-income producing
  ADR  American Depository Receipt
  ARM  Adjustable rate mortgage
  MTN  Medium term note
   PL  Project Loan
  PTC  Pass-through Certificate
 REIT  Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.73% of net assets.
  AUD  Australian dollar
  CHF  Swiss franc
  DKK  Danish krone
  EUR  Euro
  GBP  British sterling
  HKD  Hong Kong dollar
  JPY  Japanese yen
  MXN  Mexican peso
  MYR  Malaysian ringgit
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand


The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Balanced Fund
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                           December 31, 1999
-----------------------------------
In thousands


ASSETS
------
Investments in securities, at value (cost $1,491,441)             $  2,083,722
Other assets                                                           118,524
--------------------------------------------------------------------------------
Total assets                                                         2,202,246
--------------------------------------------------------------------------------

LIABILITIES
-----------
Total liabilities                                                      111,532
--------------------------------------------------------------------------------

NET ASSETS                                                        $  2,090,714
================================================================================

NET ASSETS CONSIST OF:
----------------------

Accumulated net realized gain/loss - net of distributions         $      2,210
Net unrealized gain (loss)                                             592,270
Paid-in-capital applicable to 106,183,946 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                      1,496,234
--------------------------------------------------------------------------------

NET ASSETS                                                        $  2,090,714
================================================================================

NET ASSET VALUE PER SHARE                                         $      19.69
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------
In thousands
                                                                            Year
                                                                           Ended
                                                                        12/31/99
INVESTMENT INCOME (LOSS)
------------------------
Income
 Interest                                                           $    52,392
 Dividend                                                                16,793
 Securities lending                                                         619
--------------------------------------------------------------------------------
 Total income                                                            69,804
--------------------------------------------------------------------------------
Expenses
 Investment management                                                    9,154
 Shareholder servicing                                                    5,500
 Custody and accounting                                                     274
 Prospectus and shareholder reports                                         228
 Registration                                                               127
 Legal and audit                                                             17
 Directors                                                                   10
 Miscellaneous                                                               11
--------------------------------------------------------------------------------
 Total expenses                                                          15,321
 Expenses paid indirectly                                                   (63)
--------------------------------------------------------------------------------
 Net expenses                                                            15,258
--------------------------------------------------------------------------------
Net investment income (loss)                                             54,546
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------
Net realized gain (loss)
 Securities                                                              27,892
 Foreign currency transactions                                             (110)
--------------------------------------------------------------------------------
 Net realized gain (loss)                                                27,782
--------------------------------------------------------------------------------

Change in net unrealized gain or loss
 Securities                                                             111,600
 Other assets and liabilities
 denominated in foreign currencies                                          (25)
--------------------------------------------------------------------------------
 Change in net unrealized gain or loss                                  111,575
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                 139,357
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $  193,903

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
In thousands
                                                           Year
                                                          Ended
                                                       12/31/99       12/31/98
                                                       --------       --------
INCREASE (DECREASE) IN NET ASSETS
---------------------------------
Operations
 Net investment income (loss)                        $   54,546    $    43,875
 Net realized gain (loss)                                27,782          1,009
 Change in net unrealized gain or loss                  111,575        169,955
                                                       -------------------------
 Increase (decrease) in net assets from operations      193,903        214,839
                                                       -------------------------
Distributions to shareholders
 Net investment income                                  (55,273)       (43,309)
 Net realized gain                                      (24,139)        (3,438)
                                                       -------------------------
 Decrease in net assets from distributions              (79,412)       (46,747)
                                                       -------------------------
Capital share transactions *
 Shares sold                                            786,592        544,483
 Distributions reinvested                                76,225         44,249
 Shares redeemed                                       (536,393)      (326,249)
                                                       -------------------------
 Increase (decrease) in net assets from capital
 share transactions                                     326,424        262,483
                                                       -------------------------

NET ASSETS
----------
Increase (decrease) during period                       440,915        430,575
Beginning of period                                   1,649,799      1,219,224
                                                     ---------------------------
END OF PERIOD                                        $2,090,714    $ 1,649,799
                                                     ===========================

*Share information
   Shares sold                                           41,479         31,158
   Distributions reinvested                               4,008          2,483
   Shares redeemed                                      (28,071)       (18,593)
                                                     ---------------------------
   Increase (decrease) in shares outstanding             17,416         15,048

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
                                                               December 31, 1999

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 31, 1939.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     VALUATION Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     CURRENCY TRANSLATION Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of inco me or value if the borrower fails to return them. At December 31, 1999, the value of loaned securities was $99,526,000; aggregate collateral consisted of $103,348,000 in the securities lending collateral pool.

     OTHER Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $363,981,000 and $157,264,000, respectively, for the year ended December 31, 1999. Purchases and sales of U.S. government securities aggregated $333,991,0 00 and $233,315,000, respectively, for the year ended December 31, 1999.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 1999. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

********************************************************************************

Undistributed net investment income                                   $ 160,000
Undistributed net realized gain                                        (160,000)

********************************************************************************

     At December 31, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,491,441,000. Net unrealized gain aggregated $592,281,000 at period-end, of which $672,166,000 related to appreciated investments and $79,885,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $825,000 was payable at December 31, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 1999, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $5,000,000 for the year ended Decembe r 31, 1999, of which $469,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1999, totaled $2,052,000 and are reflected as interest income in the accompanying Statement of Operations.

     During the year ended December 31, 1999, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $63,000 with certain affiliates of the manager and paid commissions of $1,000 related thereto.

================================================================================

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/99
-----------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

           The fund's distributions to shareholders included:

           * $24,667,000 from long-term capital gains, subject to the 20% rate gains category.

     For corporate shareholders, $11,585,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

================================================================================

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
T. ROWE PRICE BALANCED FUND, INC.

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Balanced Fund, Inc. (the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with custodians, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

Baltimore, Maryland
January 20, 2000

================================================================================

For fund and account information or to conduct transactions, 24 hours, 7 days a FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE
WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears on
your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution  only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

WALK-IN INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site

BALTIMORE AREA
DOWNTOWN
101 East Lombard Street
OWINGS MILLS
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley

COLORADO SPRINGS
4410 ArrowsWest Drive

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

TAMPA
4200 West Cypress Street
10th  Floor

WASHINGTON, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.          F68-050  12/31/99